UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22608

                Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

                           Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

Virtus Investment Partners

One Financial Plaza

                                     Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT

May 31, 2021
Virtus Global Multi-Sector Income Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-866-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Trustees (the “Board,” or the “Trustees”) of Virtus Global Multi-Sector Income Fund (the “Fund”) has adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution at the rate of $0.08 per share (the rate was $0.10 per share prior to June 2021). Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in the Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/products/virtus-global-multi-sector-income-fund.

Virtus Global Multi-Sector Income Fund
(“Global Multi-Sector Income Fund”)

MESSAGE TO SHAREHOLDERS
Dear Virtus Global Multi-Sector Income Fund Shareholder:
I am pleased to present this semiannual report, which reviews the performance of Virtus Global Multi-Sector Income Fund for the six months ended May 31, 2021.
This report contains commentary from the portfolio management team at Newfleet Asset Management about the financial markets and the performance of the Fund during the period. For the six-month period, the Fund’s net asset value (NAV) returned 2.27%, including $0.60 in reinvested distributions, and its market price increased 8.80%. For the same period, the Fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, returned (1.03%).
As a result of the low interest rate environment during the period, the Fund’s monthly distribution rate has been reduced by $0.02 per share, effective with the June 18, 2021 distribution, to provide a more sustainable distribution rate.
On behalf of the Fund and its investment management team, I thank you for entrusting your assets to us. Should you have questions about your account or require assistance, please visit the closed-end fund section of Virtus.com, or call our customer service team at 866-270-7788. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Trustee
Virtus Global Multi-Sector Income Fund
July 2021

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
May 31, 2021
About the Fund:
Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying an approach, and extensive credit research, to capitalize on opportunities across undervalued areas of the global bond markets. There is no guarantee that the Fund will achieve its investment objective.
The use of leverage currently enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2021, the Fund’s leverage consisted of $52.5 million of borrowings made pursuant to a line of credit, which represented approximately 27% of the Fund’s total assets.
Manager Comments – Newfleet Asset Management, LLC (Newfleet)
Newfleet’s multi-sector fixed income strategies team manages the Fund, leveraging the knowledge and skills of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. The following commentary is provided by the respective portfolio teams at Newfleet and covers the Fund’s portfolio for the six months ended May 31, 2021.
How did the markets perform during the Fund’s six months ended May 31, 2021?
In the final quarter of 2020, the U.S. presidential election, a trade deal between the U.K. and the EU, and announcements from the scientific community signaled a significant moment in history as the world began to turn the page on the COVID-19 pandemic that dominated the year. As scientific advancements made progress in the fight against the virus, the focus turned to the logistics of distributing vaccines to the global population. The quarter also saw the return of some local and regional disruptions to economic activity as restrictions were reinstated to control the spread of the virus.
The start of 2021 brought with it bursts of optimism as the world continued its uneven recovery from the COVID-19-related economic lockdowns that dominated 2020. Tremendous progress was made at understanding the virus and developing vaccines and treatments that may put us on a path to a return to “normal” as soon as the summer. Logistics also made significant progress. During the quarter, some of the uncertainties in domestic politics were resolved as a new U.S. administration was installed with narrow majorities in both houses of Congress. The much-anticipated $1.9 trillion American Rescue Plan Act was signed into law on March 11, 2021, delivering another round of direct payments to individuals, enhanced unemployment benefits, and more aid to states.
The Federal Reserve (the Fed) left its target interest rate unchanged at a range of 0–0.25%, the rate that was set in late March of 2020 in response to the pandemic.
Spread sectors, that is, non-governmental fixed income investments, outperformed U.S. Treasuries as the U.S. and other economies gradually reopened and economic data broadly exceeded expectations. The Treasury yield curve steepened, shifting broadly higher, more so on the long end, that is, for maturities of 10 years or more.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 6.

GLOBAL MULTI-SECTOR INCOME FUND
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited) (Continued)
May 31, 2021
What factors affected the Fund’s performance during the fiscal six-month period?
For the six months ended May 31, 2021, the Fund returned 2.27%, including the impact of leverage employed by the Fund, while the Bloomberg Barclays Global Aggregate Bond Index, which serves as the Fund’s benchmark, lost 1.03%.
For the six-month period, the Fund’s underweights to agency mortgage-backed securities and U.S. Treasuries, as well as its overweight to spread sectors, had a positive impact on performance.
The Fund’s allocations to corporate high yield and high yield bank loans contributed positively to performance for the period. Issue selection within corporate high quality was also beneficial during the period.
The Fund’s allocation to high quality Yankee bonds was a detractor during the six-month period.
The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.
The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investment decisions. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.
Risk Considerations
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Asset-Backed and Mortgage-Backed Securities: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Closed-End Funds: Closed-end funds may trade at a discount or premium from their net asset values, which may affect whether an investor will realize gains or losses. They may also employ leverage, which may increase the impact of volatility.
For information regarding the indexes and certain key investment terms, see Key Investment Terms starting on page 6.

OUR PRIVACY COMMITMENT
Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.
Information We Collect
We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:
•  Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and
•  Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).
Information Disclosed in Administering Products and Services
We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.
Procedures to Protect Confidentiality and Security of Your Personal Information
We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.
We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our website and/or other communications.

GLOBAL MULTI-SECTOR INCOME FUND
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
May 31, 2021
The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments at May 31, 2021.
Asset Allocations
Corporate Bonds and Notes		49%
Energy	13%
Financials	12
Materials	4
All other Corporate Bonds and Notes	20
Foreign Government Securities		17
Leveraged Loans		13
Asset-Backed Securities		8
Mortgage-Backed Securities		6
Preferred Stocks		2
Other		5
Total		100%
Country Weightings
United States	58%
Mexico	5
Indonesia	3
Netherlands	3
Canada	2
Peru	2
Chile	2
Other	25
Total	100%

GLOBAL MULTI-SECTOR INCOME FUND
KEY INVESTMENT TERMS (Unaudited)
May 31, 2021
Bloomberg Barclays Global Aggregate Bond Index
The Bloomberg Barclays Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Payment In Kind (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Yankee Bond
A yankee bond is a bond issued by a foreign entity, such as a bank or company, but is issued and traded in the United States and denominated in U.S. dollars.
Yield Curve
A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—0.9%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 200	$ 224
1.250%, 5/15/50	1,255	973
Total U.S. Government Securities (Identified Cost $1,438)		1,197

Municipal Bonds—1.3%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	895
Illinois—0.6%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	895
Total Municipal Bonds (Identified Cost $1,456)		1,790

Foreign Government Securities—22.9%
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)	1,380	138
China Government International Bond RegS 3.250%, 10/19/23(2)	525	561
Dominican Republic
144A 6.000%, 7/19/28(3)	420	479
144A 4.500%, 1/30/30(3)	460	472
144A 6.850%, 1/27/45(3)	1,080	1,221
Emirate of Dubai International Bond RegS 5.250%, 1/30/43(2)	1,265	1,396
Federative Republic of Brazil 4.750%, 1/14/50	365	351
	Par Value	Value

Foreign Government Securities—continued
Ivory Coast International Bond 144A 6.125%, 6/15/33(3)	$ 435	$ 463
Kingdom of Jordan 144A 5.750%, 1/31/27(3)	1,285	1,371
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	590	662
Oman Government International Bond 144A 7.375%, 10/28/32(3)	1,570	1,774
Republic of Angola 144A 8.250%, 5/9/28(3)	705	732
Republic of Argentina
0.125%, 7/9/35(4)	1,830	604
0.125%, 7/9/41(4)	800	297
Republic of Colombia
3.125%, 4/15/31	685	661
4.125%, 5/15/51	270	246
Republic of Ecuador
144A 0.000%, 7/31/30(3)	54	30
144A 0.500%, 7/31/30(3)(4)	158	137
144A 0.500%, 7/31/35(3)(4)	559	391
Republic of Egypt
144A 7.600%, 3/1/29(3)	845	941
144A 8.500%, 1/31/47(3)	715	759
144A 8.875%, 5/29/50(3)	550	603
Republic of Ghana
144A 7.625%, 5/16/29(3)	200	204
144A 8.125%, 3/26/32(3)	665	682
Republic of Indonesia
2.850%, 2/14/30	1,625	1,685
144A 4.350%, 1/8/27(3)	525	595
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Kenya 144A 8.000%, 5/22/32(3)	$ 510	$ 576
Republic of Nigeria
144A 6.500%, 11/28/27(3)	275	293
144A 7.875%, 2/16/32(3)	450	488
Republic of Pakistan
144A 8.250%, 9/30/25(3)	350	388
144A 6.875%, 12/5/27(3)	360	376
Republic of Panama 3.870%, 7/23/60	850	851
Republic of Philippines 3.700%, 3/1/41	565	599
Republic of South Africa
4.300%, 10/12/28	325	335
5.650%, 9/27/47	360	362
Republic of Turkey
6.250%, 9/26/22	390	405
4.875%, 10/9/26	840	815
5.875%, 6/26/31	850	811
4.875%, 4/16/43	935	728
Russian Federation Eurobond RegS 4.375%, 3/21/29(2)	600	673
Saudi Government International Bond
144A 3.625%, 3/4/28(3)	900	992
144A 4.500%, 10/26/46(3)	780	892
State of Israel 2.750%, 7/3/30	480	507
State of Qatar
144A 3.750%, 4/16/30(3)	450	510
144A 4.400%, 4/16/50(3)	365	435
Ukraine
144A 7.375%, 9/25/32(3)	805	853
144A 7.253%, 3/15/33(3)	510	536
United Mexican States
2.659%, 5/24/31	310	301
	Par Value	Value

Foreign Government Securities—continued
4.500%, 1/31/50	$1,430	$ 1,495
Total Foreign Government Securities (Identified Cost $32,834)		31,676

Mortgage-Backed Securities—8.8%
Non-Agency—8.8%
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(3)	770	831
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(3)(4)	210	214
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(3)	540	569
2017-SPL5, B1 144A 4.000%, 6/28/57(3)(4)	130	136
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	385	406
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	515	547
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	363	370
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(3)(4)	390	410
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(3)	252	269
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(3)(4)	117	119
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(3)	475	473
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Galton Funding Mortgage Trust 2018-2, A41 144A 4.500%, 10/25/58(3)(4)	$ 28	$ 29
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.912%, 10/25/29(3)(4)	163	168
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	137	140
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	294	304
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(3)(4)	193	194
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(3)(4)	286	295
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	233
New Residential Mortgage Loan Trust 2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	577	638
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	180	186
Preston Ridge Partners Mortgage LLC
2020-3, A1 144A 2.857%, 9/25/25(3)(4)	625	629
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	550	552
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(3)(4)	493	498
Progress Residential Trust 2018-SFR2, B 144A 3.841%, 8/17/35(3)	530	531
	Par Value	Value

Non-Agency—continued
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	$ 145	$ 147
Towd Point Mortgage Trust
2016-4, B1 144A 3.859%, 7/25/56(3)(4)	260	283
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	265	281
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	215	229
2015-2, 1M1 144A 3.250%, 11/25/60(3)(4)	615	633
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	500	501
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.569%, 5/10/45(3)(4)	415	365
VCAT Asset Securitization LLC 2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	420	420
VCAT LLC 2020-NPL1, A1 144A 3.671%, 8/25/50(3)(4)	183	185
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(3)(4)	348	348
		12,133

Total Mortgage-Backed Securities (Identified Cost $11,891)		12,133

See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—11.3%
Automobiles—6.3%
ACC Trust 2019-1, B 144A 4.470%, 10/20/22(3)	$ 515	$ 520
Carvana Auto Receivables Trust 2019-1A, E 144A 5.640%, 1/15/26(3)	510	542
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(3)	540	559
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(3)	451	454
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(3)	565	579
Flagship Credit Auto Trust 2016-3, D 144A 3.890%, 11/15/22(3)	430	433
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(3)	495	514
2020-3A, D 144A 2.270%, 5/15/26(3)	480	493
2020-3A, E 144A 4.310%, 7/15/27(3)	550	579
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(3)	52	52
2018-3A, C 144A 4.180%, 7/15/24(3)	845	872
Hertz Vehicle Financing II LP 2018-1A, A 144A 3.290%, 2/25/24(3)	101	102
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(3)	$ 520	$ 528
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(3)	525	539
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(3)	520	528
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(3)	580	592
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(3)	515	520
Westlake Automobile Receivables Trust 2018-2A, D 144A 4.000%, 1/16/24(3)	286	289
		8,695

Equipment—0.4%
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(3)	500	502
Other—4.6%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	223	229
2020-AA, D 144A 7.150%, 7/17/46(3)	400	419
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	476	494
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(3)	$ 219	$ 224
2020-1A, A 144A 2.981%, 11/15/35(3)	283	289
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	140	142
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(3)	480	483
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	515	551
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(3)	480	483
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	480	489
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(3)	415	425
Oasis LLC 2020-2A, A 144A 4.262%, 5/15/32(3)	239	242
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(3)	149	150
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(3)	580	578
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(3)	526	552
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	325	337
	Par Value	Value

Other—continued
TRP LLC 2021-1,A 144A 2.070%, 6/19/51(3)	$ 325	$ 325
		6,412

Total Asset-Backed Securities (Identified Cost $15,190)		15,609

Corporate Bonds and Notes—66.4%
Communication Services—5.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(3)	200	196
Altice France S.A.
144A 7.375%, 5/1/26(3)	200	208
144A 5.125%, 7/15/29(3)	285	282
Baidu, Inc. 3.425%, 4/7/30	445	471
Cable Onda S.A. 144A 4.500%, 1/30/30(3)	725	764
Cars.com, Inc. 144A 6.375%, 11/1/28(3)	295	313
Cinemark USA, Inc. 144A 5.875%, 3/15/26(3)	305	316
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(3)	5	5
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	75	79
144A 5.125%, 8/15/27(3)	175	177
DISH DBS Corp. 7.750%, 7/1/26	170	193
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(3)	395	413
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Grupo Televisa SAB 4.625%, 1/30/26	$ 525	$ 586
iHeartCommunications, Inc. 8.375%, 5/1/27	278	297
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(3)	390	375
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(3)	425	421
Northwest Fiber LLC
144A 6.000%, 2/15/28(3)	35	35
144A 10.750%, 6/1/28(3)	180	202
Radiate Holdco LLC
144A 4.500%, 9/15/26(3)	65	66
144A 6.500%, 9/15/28(3)	225	231
Telesat Canada
144A 5.625%, 12/6/26(3)	35	35
144A 6.500%, 10/15/27(3)	535	509
TripAdvisor, Inc. 144A 7.000%, 7/15/25(3)	250	269
UPC Broadband Finco B.V. 144A 4.875%, 7/15/31(3)	570	569
		7,012

Consumer Discretionary—5.2%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(3)	395	395
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(3)(5)	300	311
	Par Value	Value

Consumer Discretionary—continued
Block Financial LLC 3.875%, 8/15/30	$ 540	$ 576
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	225	225
Clarios Global LP 144A 8.500%, 5/15/27(3)	260	283
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(3)	275	311
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(3)	140	146
Ford Motor Co. 9.000%, 4/22/25	362	442
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	495	489
Golden Nugget, Inc. 144A 8.750%, 10/1/25(3)	185	195
Goodyear Tire & Rubber Co. (The)
144A 5.000%, 7/15/29(3)	60	61
144A 5.250%, 7/15/31(3)	95	97
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(3)	335	338
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(3)	15	15
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(3)	285	295
M/I Homes, Inc. 4.950%, 2/1/28	385	404
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Magic Mergeco, Inc. 144A 7.875%, 5/1/29(3)	$ 125	$ 128
Metis Merger Sub LLC 144A 6.500%, 5/15/29(3)	160	158
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(3)	70	74
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(3)	285	291
NCL Corp., Ltd. 144A 5.875%, 3/15/26(3)	195	203
NCL Finance Ltd. 144A 6.125%, 3/15/28(3)	110	115
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(3)	285	301
Peninsula Pacific Entertainment LLC 144A 8.500%, 11/15/27(3)	40	43
Royal Caribbean Cruises Ltd.
144A 9.125%, 6/15/23(3)	235	260
144A 5.500%, 4/1/28(3)	25	26
Scientific Games International, Inc. 144A 8.250%, 3/15/26(3)	135	145
Tenneco, Inc. 144A 5.125%, 4/15/29(3)	260	260
Weekley Homes LLC 144A 4.875%, 9/15/28(3)	270	280
Wynn Macau Ltd. 144A 5.625%, 8/26/28(3)	360	379
		7,246

	Par Value	Value

Consumer Staples—0.9%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(3)	$ 515	$ 533
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(3)	95	95
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(3)	245	253
Vector Group Ltd. 144A 5.750%, 2/1/29(3)	295	298
		1,179

Energy—17.3%
Aker BP ASA 144A 2.875%, 1/15/26(3)	380	397
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	490	464
Antero Midstream Partners LP
144A 7.875%, 5/15/26(3)	190	211
144A 5.750%, 1/15/28(3)	375	386
Antero Resources Corp.
144A 8.375%, 7/15/26(3)	155	175
144A 7.625%, 2/1/29(3)	105	115
144A 5.375%, 3/1/30(3)	110	110
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(3)	275	299
BP Capital Markets plc 4.875% (6)	375	404
Callon Petroleum Co. 6.125%, 10/1/24	218	201
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(3)	195	206
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 5.875%, 2/1/29(3)	$ 50	$ 54
Citgo Holding, Inc. 144A 9.250%, 8/1/24(3)	135	138
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(3)	95	99
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(3)	285	290
CrownRock LP 144A 5.625%, 10/15/25(3)	530	547
CSI Compressco LP 144A 7.500%, 4/1/25(3)	335	337
EQM Midstream Partners LP
144A 6.000%, 7/1/25(3)	105	114
144A 6.500%, 7/1/27(3)	115	126
144A 4.500%, 1/15/29(3)	75	75
144A 4.750%, 1/15/31(3)	75	75
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,167	1,307
Hilcorp Energy I LP
144A 5.750%, 2/1/29(3)	215	221
144A 6.000%, 2/1/31(3)	215	222
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(3)	240	241
KazMunayGas National Co., JSC
144A 4.750%, 4/19/27(3)	975	1,112
144A 5.750%, 4/19/47(3)	640	787
Kinder Morgan, Inc. 7.750%, 1/15/32	570	808
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(3)	580	557
	Par Value	Value

Energy—continued
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(3)	$ 290	$ 299
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(3)(7)	135	— (8)
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(3)	275	283
Oasis Petroleum, Inc. 144A 6.375%, 6/1/26(3)	20	20
Occidental Petroleum Corp.
5.875%, 9/1/25	195	211
5.500%, 12/1/25	10	11
3.500%, 8/15/29	180	169
6.625%, 9/1/30	195	223
6.125%, 1/1/31	190	211
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(6)	155	2
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	210	221
Pertamina Persero PT
144A 6.450%, 5/30/44(3)	820	1,042
RegS 6.450%, 5/30/44(2)	815	1,036
Petrobras Global Finance B.V.
7.375%, 1/17/27	230	281
5.600%, 1/3/31	825	901
6.900%, 3/19/49	580	676
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	1,820	77
Petroleos Mexicanos
6.875%, 8/4/26	350	388
6.500%, 3/13/27	1,075	1,148
5.950%, 1/28/31	725	705
6.500%, 6/2/41	295	265
6.375%, 1/23/45	1,515	1,300
6.350%, 2/12/48	450	381
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Petronas Capital Ltd. 144A 3.500%, 4/21/30(3)	$ 555	$ 604
Plains All American Pipeline LP 3.800%, 9/15/30	460	484
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(3)	950	930
Transocean, Inc. 144A 11.500%, 1/30/27(3)	9	9
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350	1,447
USA Compression Partners LP 6.875%, 4/1/26	220	231
WPX Energy, Inc. 4.500%, 1/15/30	304	328
		23,961

Financials—16.2%
Acrisure LLC 144A 7.000%, 11/15/25(3)	620	632
Allstate Corp. (The) Series B 5.750%, 8/15/53	606	654
Ally Financial, Inc. Series B 4.700% (6)	524	538
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	755	854
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	560	615
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(3)	990	1,063
Banco Internacional del Peru SAA Interbank
144A 6.625%, 3/19/29(3)	1,085	1,144
144A 4.000%, 7/8/30(3)	660	647
	Par Value	Value

Financials—continued
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	$ 510	$ 564
Banco Santander Chile 144A 3.875%, 9/20/22(3)	900	935
Bancolombia S.A. 4.625%, 12/18/29	300	304
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	700	730
Brighthouse Financial, Inc.
3.700%, 6/22/27	110	120
5.625%, 5/15/30	357	433
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	580	629
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(3)	240	239
Charles Schwab Corp. (The) Series H 4.000% (6)	490	493
Citadel LP 144A 4.875%, 1/15/27(3)	415	446
Corporate Office Properties LP 2.750%, 4/15/31	430	422
Discover Bank 4.682%, 8/9/28	380	404
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(3)	213	214
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	585	605
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	550	622
ICAHN Enterprises LP 6.250%, 5/15/26	480	507
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Industrial & Commercial Bank of China Ltd. 3.538%, 11/8/27	$ 925	$ 1,018
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(3)	730	710
Itau Unibanco Holding SA 144A 3.875%, 4/15/31(3)	520	519
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.228%, 4/20/67(4)	390	324
MDGH-GMTN B.V. 144A 4.500%, 11/7/28(3)	750	869
MetLife, Inc. Series G 3.850% (6)	220	229
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(3)	400	418
Mizuho Financial Group, Inc. 2.721%, 7/16/23	1,000	1,028
OneMain Finance Corp. 7.125%, 3/15/26	290	338
Prospect Capital Corp. 3.706%, 1/22/26	475	484
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	740
Synovus Financial Corp. 5.900%, 2/7/29	350	377
Toronto-Dominion Bank (The) 3.625%, 9/15/31	545	606
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	145	149
Wells Fargo & Co. Series BB 3.900% (6)	730	748
		22,371

Health Care—2.5%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	103	105
	Par Value	Value

Health Care—continued
Akumin, Inc. 144A 7.000%, 11/1/25(3)	$ 250	$ 258
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(3)	155	167
144A 8.500%, 1/31/27(3)	165	177
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(3)	175	179
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(3)	400	411
DaVita, Inc. 144A 4.625%, 6/1/30(3)	280	286
Encompass Health Corp. 4.500%, 2/1/28	270	279
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(3)	160	158
Lannett Co., Inc. 144A 7.750%, 4/15/26(3)	80	79
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(3)	111	119
144A 7.250%, 2/1/28(3)	67	73
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(3)	35	37
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(3)	175	178
144A 10.000%, 4/15/27(3)	230	251
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(3)	230	214
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(3)	30	32
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	$ 455	$ 429
		3,432

Industrials—4.8%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	910	998
American Airlines Group, Inc. 144A 5.000%, 6/1/22(3)	195	195
American Airlines, Inc.
144A 11.750%, 7/15/25(3)	505	634
144A 5.500%, 4/20/26(3)	45	47
144A 5.750%, 4/20/29(3)	25	27
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	536	578
Boeing Co. (The)
3.750%, 2/1/50	315	309
5.930%, 5/1/60	160	208
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(3)	305	305
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	481	479
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(3)	300	310
Delta Air Lines, Inc. 3.750%, 10/28/29	300	299
Deluxe Corp. 144A 8.000%, 6/1/29(3)	140	146
Spirit AeroSystems, Inc. 3.950%, 6/15/23	215	214
SRS Distribution, Inc.
144A 4.625%, 7/1/28(3)	235	237
	Par Value	Value

Industrials—continued
144A 6.125%, 7/1/29(3)	$ 25	$ 26
Stanley Black & Decker, Inc. 4.000%, 3/15/60	460	490
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	1,019
United Airlines, Inc.
144A 4.375%, 4/15/26(3)	40	42
144A 4.625%, 4/15/29(3)	40	41
		6,604

Information Technology—3.2%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(3)	245	259
Broadcom, Inc.
4.150%, 11/15/30	470	515
144A 2.450%, 2/15/31(3)	207	199
Citrix Systems, Inc. 3.300%, 3/1/30	730	759
Dell International LLC 144A 8.100%, 7/15/36(3)	255	378
ION Trading Technologies Sarl 144A 5.750%, 5/15/28(3)	200	203
NCR Corp. 144A 5.125%, 4/15/29(3)	285	292
Plantronics, Inc. 144A 4.750%, 3/1/29(3)	290	276
Rocket Software, Inc. 144A 6.500%, 2/15/29(3)	285	277
SK Hynix, Inc. 144A 2.375%, 1/19/31(3)	585	563
Vontier Corp. 144A 2.950%, 4/1/31(3)	405	401
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Xerox Holdings Corp. 144A 5.500%, 8/15/28(3)	$ 320	$ 330
		4,452

Materials—5.6%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(3)(9)	515	538
Chemours Co. (The) 144A 5.750%, 11/15/28(3)	225	241
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	315	340
Commercial Metals Co. 3.875%, 2/15/31	240	237
Freeport-McMoRan, Inc. 5.450%, 3/15/43	300	362
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(3)	386	435
Hecla Mining Co. 7.250%, 2/15/28	430	472
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(3)	1,035	1,102
OCP SA 144A 5.625%, 4/25/24(3)	1,500	1,633
Syngenta Finance N.V. 144A 4.441%, 4/24/23(3)	355	372
Taseko Mines Ltd. 144A 7.000%, 2/15/26(3)	310	324
Teck Resources Ltd. 6.125%, 10/1/35	550	689
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(3)	200	210
144A 6.625%, 11/1/25(3)	345	352
	Par Value	Value

Materials—continued
United States Steel Corp. 6.250%, 3/15/26	$ 485	$ 495
		7,802

Real Estate—2.8%
American Assets Trust LP 3.375%, 2/1/31	575	580
EPR Properties 4.750%, 12/15/26	260	274
GLP Capital LP
5.750%, 6/1/28	96	113
5.300%, 1/15/29	137	158
Iron Mountain, Inc. 144A 5.250%, 7/15/30(3)	480	501
Office Properties Income Trust 4.500%, 2/1/25	690	744
Retail Properties of America, Inc. 4.750%, 9/15/30	495	539
Service Properties Trust 4.500%, 3/15/25	745	724
Uniti Group LP 144A 7.875%, 2/15/25(3)	180	193
		3,826

Utilities—2.8%
CMS Energy Corp. 4.750%, 6/1/50	460	507
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	940	994
Ferrellgas LP
144A 5.375%, 4/1/26(3)	95	93
144A 5.875%, 4/1/29(3)	95	92
National Fuel Gas Co. 2.950%, 3/1/31	230	229
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	$ 950	$ 1,030
Southern Co. (The) 3.750%, 9/15/51	405	411
Talen Energy Supply LLC
144A 7.250%, 5/15/27(3)	115	118
144A 6.625%, 1/15/28(3)	415	413
		3,887

Total Corporate Bonds and Notes (Identified Cost $88,493)		91,772

Leveraged Loans(4)—18.2%
Aerospace—1.0%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (3 month LIBOR + 3.500%) 4.500%, 1/18/27	307	307
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27	230	231
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28	45	46
Brown Group Holding LLC Tranche B (3 month LIBOR + 2.750%) 0.000%, 4/22/28(10)	275	275
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	340	363
	Par Value	Value

Aerospace—continued
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28	$ 150	$ 151
		1,373

Chemicals—0.3%
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27	190	189
Innophos Holdings, Inc. (1 month LIBOR + 3.500%) 3.594%, 2/5/27	252	252
		441

Consumer Durables—0.3%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27	215	214
Resideo Funding, Inc. Tranche B (1 month LIBOR + 2.250%) 2.750%, 2/11/28	155	155
		369

Consumer Non-Durables—1.1%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	213	213
Diamond (BC) B.V. (2 month LIBOR + 3.000%) 3.185%, 9/6/24	519	516
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.093%, 6/30/24	427	425
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24	$ 418	$ 412
		1,566

Energy—1.0%
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	299	301
DT Midstream, Inc. Tranche B (3 month LIBOR + 2.000%) 0.000%, 5/25/28(10)	85	85
Fieldwood Energy LLC First Lien (3 month PRIME + 4.250%) 7.500%, 4/11/22(11)	480	206
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	194	194
Medallion Midland Acquisition LLC (3 month LIBOR + 3.250%) 0.000%, 10/30/24(10)	195	193
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24	331	330
		1,309

Financial—1.0%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.343%, 1/31/28	170	172
	Par Value	Value

Financial—continued
Tranche B-9 (1 month LIBOR + 3.250%) 3.343%, 7/31/27	$ 170	$ 169
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	194	195
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	288	289
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.855%, 6/28/23	465	463
RealPage, Inc. First Lien (3 month LIBOR + 3.250%) 3.750%, 4/24/28	130	130
		1,418

Food / Tobacco—0.9%
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27	25	25
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/20/27	154	155
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.780%, 5/23/25	216	214
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	207	207
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27	315	315
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28	$ 305	$ 305
		1,221

Forest Prod / Containers—0.3%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(10)	85	76
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 5.250%, 2/12/26	375	374
		450

Gaming / Leisure—1.5%
Carnival Corp. (1 month LIBOR + 7.500%) 8.500%, 6/30/25	74	75
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 3/31/28	55	56
Everi Payments, Inc.
(1 month LIBOR + 10.500%) 11.500%, 5/9/24(7)	25	26
Tranche B (1 month LIBOR + 2.750%) 3.500%, 5/9/24	326	324
Gateway Casinos & Entertainment Ltd. PIK (3 month LIBOR + 6.500%) 7.500%, 3/13/25(12)	150	148
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/6/23	30	33
	Par Value	Value

Gaming / Leisure—continued
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	$ 596	$ 571
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.593%, 2/12/27	405	394
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.843%, 8/14/24	223	221
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 3.000%) 3.750%, 4/29/26	289	288
		2,136

Healthcare—3.2%
AHP Health Partners, Inc. Tranche B-1 (1 month LIBOR + 3.750%) 4.750%, 6/30/25	333	334
Ani Pharmaceuticals, Inc. Tranche B (3 month LIBOR + 6.000%) 0.000%, 5/24/27(10)	205	201
AthenaHealth, Inc. Tranche B-1 (1 month LIBOR + 4.250%) 4.410%, 2/11/26	80	80
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	417	417
CPI Holdco LLC Tranche B-1, First Lien (1 month LIBOR + 4.000%) 4.093%, 11/4/26	20	20
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.843%, 10/10/25	$ 186	$ 159
eResearch Technology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27	40	40
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27	389	389
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.843%, 11/17/25	407	406
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27	415	419
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25	104	104
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.343%, 3/5/26	327	323
Tranche B-3 (1 month LIBOR + 3.500%) 3.598%, 3/5/26	455	451
Pluto Acquisition I, Inc. 2020, First Lien (1 month LIBOR + 5.000%) 5.500%, 6/22/26	199	200
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26	145	145
	Par Value	Value

Healthcare—continued
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26	$ 160	$ 160
Verscend Holding Corp. Tranche B (1 month LIBOR + 4.000%) 4.093%, 8/27/25	75	75
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.844%, 7/2/25	532	515
		4,438

Information Technology—1.6%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25	248	249
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.843%, 10/2/25	256	255
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27	270	269
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 4.952%, 3/26/28	55	55
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/3/28	285	284
Rocket Software, Inc. (3 month LIBOR + 4.250%) 0.000%, 11/28/25(10)	190	187
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27	$ 329	$ 330
Turing Midco LLC (1 month LIBOR + 3.250%) 3.750%, 3/24/28	55	55
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26	388	389
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27	10	10
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.843%, 8/27/25	114	114
Virtusa Corp. (1 month LIBOR + 4.250%) 5.000%, 2/11/28	40	40
		2,237

Manufacturing—0.8%
Backyard Acquireco, Inc. (1 month LIBOR + 4.000%) 4.093%, 11/2/27	424	425
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24	310	308
Filtration Group Corp. Tranche A (1 month LIBOR + 3.750%) 4.500%, 3/29/25	254	254
US Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24	139	138
		1,125

	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.2%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(11)	$ 202	$ 205
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	54	55
		260

Media / Telecom - Diversified Media—0.2%
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.850%, 5/18/25	285	278
Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.343%, 3/15/27	109	107
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27	125	125
Numericable U.S. LLC Tranche B-12 (3 month LIBOR + 3.688%) 3.871%, 1/31/26	178	177
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24	119	109
		518

See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Retail—0.8%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27	$ 225	$ 225
Great Outdoors Group LLC Tranche B-1 (6 month LIBOR + 4.250%) 5.000%, 3/6/28	284	286
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28	145	145
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28	200	200
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28	210	211
		1,067

Service—2.3%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 3/31/28	145	144
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.340%, 2/6/26	366	365
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27	169	170
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.936%, 8/3/26	70	70
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26	405	411
	Par Value	Value

Service—continued
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24	$ 530	$ 526
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28	319	319
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 4.000%, 1/3/25	357	357
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28	190	190
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.843%, 9/3/26	478	476
TTF Holdings LLC (3 month LIBOR + 4.250%) 5.000%, 4/1/28	95	95
		3,123

Transportation - Automotive—1.0%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.343%, 4/30/26	191	190
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	488	475
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28	215	215
Navistar, Inc. Tranche B (3 month LIBOR + 3.500%) 3.610%, 11/6/24	474	474
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
PAI Holdco, Inc. Tranche B (2 month LIBOR + 4.000%) 4.500%, 10/28/27	$ 80	$ 80
		1,434

Utility—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25	401	398
Total Leveraged Loans (Identified Cost $25,161)		25,161

	Shares
Preferred Stocks—3.3%
Financials—2.7%
Capital Farm Credit ACA Series 1, 5.000%	275 (13)	280
Discover Financial Services Series D, 6.125%	190 (13)	214
KeyCorp Series D, 5.000%	985 (13)	1,100
MetLife, Inc. Series D, 5.875%	313 (13)	355
Truist Financial Corp. Series Q, 5.100%	465 (13)	519
Zions Bancorp NA, 6.950%	47,150	1,300
		3,768

Industrials—0.6%
General Electric Co. Series D, 3.514%(4)	788 (13)	758
Total Preferred Stocks (Identified Cost $4,168)		4,526
	Shares	Value

Common Stocks—0.2%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(14)	29,850	$ 154
Energy—0.0%
Frontera Energy Corp.(14)	7,526	39
Hercules Offshore, Inc.(7)(14)	10,017	—
		39

Financials—0.0%
Neiman Marcus Group, Inc.(14)	618	68
Utilities—0.1%
Ferrellgas Partners LP Class B(14)	455	91
Total Common Stocks (Identified Cost $1,064)		352

Exchange-Traded Funds—2.9%
iShares JP Morgan USD Emerging Markets Bond ETF(15)	21,827	2,441
VanEck Vectors High Yield Muni ETF(15)	24,400	1,541
Total Exchange-Traded Funds (Identified Cost $4,021)		3,982

Total Long-Term Investments—136.2% (Identified Cost $185,716)		188,198

See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(15)	956,077	$ 956
Total Short-Term Investment (Identified Cost $956)		956

TOTAL INVESTMENTS—136.9% (Identified Cost $186,672)		$189,154 (16)
Other assets and liabilities, net—(36.9)%		(51,034)
NET ASSETS—100.0%		$138,120

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, these securities amounted to a value of $102,567 or 74.3% of net assets.
(4)	Variable rate security. Rate disclosed is as of May 31, 2021. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parentheses represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The first payment of cash and/or principal will be made on 10/1/21.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500
(9)	100% of the income received was in cash.
(10)	This loan will settle after May 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	60% of the income received was in cash and 40% was in PIK.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	All or a portion of the portfolio segregated as collateral for borrowings.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of May 31, 2021, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at May 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 15,609	$ —	$ 15,609	$—
Corporate Bonds and Notes	91,772	—	91,772	— (1)
Foreign Government Securities	31,676	—	31,676	—
Leveraged Loans	25,161	—	25,135	26
Mortgage-Backed Securities	12,133	—	12,133	—
Municipal Bonds	1,790	—	1,790	—
U.S. Government Securities	1,197	—	1,197	—
Equity Securities:
Preferred Stocks	4,526	1,300	3,226	—
Common Stocks	352	130	222	— (2)
Exchange-Traded Funds	3,982	3,982	—	—
Money Market Mutual Fund	956	956	—	—
Total Investments	$189,154	$6,368	$182,760	$26

(1)	Amount is less than $500.
(2)	Includes internally fair valued securities currently priced at zero ($0).
Security held by the Fund with an end of period value of $154 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Securities held by the Fund with an end of period value of $26 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended May 31, 2021.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value (Identified cost $186,672)	$ 189,154
Cash	1,290
Receivables
Investment securities sold	2,378
Dividends and interest	1,776
Prepaid Trustees’ retainer	2
Prepaid expenses	19
Other assets (Note 3)	7
Total assets	194,626
Liabilities
Borrowings (Note 7)	52,500
Payables
Investment securities purchased	3,736
Investment advisory fees	154
Professional fees	33
Administration and accounting fees	17
Interest on borrowings (Note 7)	14
Trustee deferred compensation plan (Note 3)	7
Other accrued expenses	45
Total liabilities	56,506
Net Assets	$138,120
Net Assets Consist of:
Capital paid on shares of beneficial interest (no par value, unlimited authorization)	$ 161,267
Total distributable earnings (accumulated losses)	(23,147)
Net Assets	$138,120
Net Asset Value Per Share(a)
(Net assets/shares outstanding) Shares outstanding 11,310,225	$ 12.21

(a)	Net Asset Value Per Share is calculated using unrounded net assets.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF OPERATIONS (Unaudited)
SIX MONTHS ENDED May 31, 2021
($ reported in thousands)
Investment Income
Interest	$ 4,443
Dividends	118
Total investment income	4,561
Expenses
Investment advisory fees	912
Administration and accounting fees	107
Printing fees and expenses	71
Trustees’ fees and expenses	54
Professional fees	27
Transfer agent fees and expenses	6
Custodian fees	1
Miscellaneous expenses	36
Total expenses before interest expense	1,214
Interest expense on borrowings (Note 7)	283
Total expenses after interest expense	1,497
Net investment income (loss)	3,064
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	1,328
Foreign currency transactions	(96)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,303)
Foreign currency transactions	(1)
Net realized and unrealized gain (loss) on investments	(72)
Net increase (decrease) in net assets resulting from operations	$ 2,992
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
INCREASE (DECREASE) IN NET ASSETS From Operations
Net investment income (loss)	$ 3,064	$ 6,257
Net realized gain (loss)	1,232	(1,807)
Net change in unrealized appreciation (depreciation)	(1,304)	3,988
Increase (decrease) in net assets resulting from operations	2,992	8,438
From Dividends and Distributions to Shareholders
Net investment income and net realized gains	(6,785) (1)	(5,686)
Return of capital	—	(9,646)
Dividends and Distributions to Shareholders	(6,785)	(15,332)
From Capital Share Transactions
Reinvestment of distributions resulting in the issuance of common stock (2,717 and 3,276 shares, respectively)	33	44
Increase (decrease) in net assets from capital transactions	33	44
Net increase (decrease) in net assets	(3,760)	(6,850)
Net Assets
Beginning of period	141,880	148,730
End of period	$138,120	$141,880

(1)	Please note that the tax status of the Fund’s distributions is determined at the end of the taxable year. Also refer to inside front cover for information on the Managed Distribution Plan. See Notes to Financial Statements.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
STATEMENT OF CASH FLOWS (Unaudited)
FOR THE SIX MONTHS ENDED May 31, 2021
($ reported in thousands)
Increase (Decrease) in cash
Cash flows provided by (used for) operating activities:
Net increase (decrease) in net assets resulting from operations	$ 2,992
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales and paydowns of long-term investments	66,842
(Increase) Decrease in investment securities sold receivable	(1,248)
Purchases of long-term investments	(61,637)
Increase (Decrease) in investment securities purchased payable	1,240
Net (purchases) or sales of short-term investments	(956)
Net change in unrealized (appreciation)/depreciation on investments	1,303
Net realized (gain)/loss on sales of investments from changes in the foreign exchange rates	97
Net realized (gain)/loss on investments	(1,328)
Amortization of premium and accretion of discounts on investments	(92)
(Increase) Decrease in dividends and interest receivable	5
(Increase) Decrease in prepaid expenses	(19)
Increase (Decrease) in interest payable on borrowings	4
Increase (Decrease) in affiliated expenses payable	4
Increase (Decrease) in non-affiliated expenses payable	(12)
Cash provided by (used for) operating activities	7,195
Cash provided by (used for) financing activities:
Cash distributions paid to shareholders	(6,752)
Cash provided by (used for) financing activities	(6,752)
Net increase (decrease) in cash	443
Cash and foreign currency at beginning of period	847
Cash and foreign currency at end of period	$ 1,290

Supplemental cash flow information:
Reinvestment of dividends and distributions	$ 33
Cash paid during the period for interest expense on borrowings	293
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30,
		2020	2019	2018	2017	2016
PER SHARE DATA:
Net asset value, beginning of period	$ 12.55	$ 13.16	$ 13.30	$ 17.06	$ 16.63	$ 16.79
Income (loss) from investment operations:
Net investment income (loss)(1)	0.27	0.55	0.58	0.72	0.89	0.93
Net realized and unrealized gain (loss)	(0.01)	0.20	0.79	(2.79)	1.41	0.78
Payment from affiliate	—	—	— (2)	—	—	—
Total from investment operations	0.26	0.75	1.37	(2.07)	2.30	1.71
Dividends and Distributions to Shareholders:
Net investment income	(0.60)	(0.51)	(0.49)	(0.59)	(0.78)	(0.89)
Net realized gains	—	—	—	—	(0.78)	—
Return of capital	—	(0.85)	(1.02)	(1.10)	(0.31)	(0.98)
Total dividends and distributions to shareholders	(0.60)	(1.36)	(1.51)	(1.69)	(1.87)	(1.87)
Net asset value, end of period	$ 12.21	$ 12.55	$ 13.16	$ 13.30	$ 17.06	$ 16.63
Market value, end of period	$ 12.10	$ 11.69	$ 12.54	$ 11.75	$ 18.19	$ 14.96
Total return, net asset value(3), (4)	2.27%	7.70%	11.82%	(12.24)%	14.73%	12.45%
Total return, market value(3), (4)	8.80%	5.28%	20.61%	(27.29)%	35.99%	19.11%
RATIOS/SUPPLEMENTAL DATA:
Ratio of total expenses after interest expense to average net assets(5), (6)	2.16%	2.40%	3.13%	2.96%	2.42%	2.24%
Ratio of net investment income (loss) to average net assets(5)	4.41%	4.51%	4.39%	4.86%	5.21%	5.65%
Portfolio turnover rate(3)	32%	75%	62%	58%	57%	60%
Net assets, end of period (000’s)	$138,120	$141,880	$148,730	$150,335	$192,483	$187,175
Borrowings, end of period (000’s)	$ 52,500	$ 52,500	$ 57,000	$ 59,000	$ 69,000	$ 69,000
Asset coverage, per $1,000 principal amount of borrowings(7)	$ 3,631	$ 3,702	$ 3,609	$ 3,548	$ 3,790	$ 3,713

(1)	Calculated using average shares outstanding.
(2)	Amount is less than $0.005 per share.
(3)	Not annualized for periods less than one year.
(4)	Total return on market value is calculated assuming a purchase of common shares on the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total return on market value is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return on market value does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares. Total return on net asset value uses the same methodology, but with use of net asset value for the beginning, ending and reinvestment values.
(5)	Annualized for periods less than one year.
(6)	Ratio of total expenses, before interest expense on the line of credit, was 1.75% for the six months ended May 31, 2021; 1.74%, 1.86%,1.83%,1.75% and 1.76% for the years ended November 30, 2020, 2019, 2018, 2017 and 2016, respectively.
(7)	Represents value of net assets plus the borrowings at the end of the period divided by the borrowings at the end of the period multiplied by $1,000.
See Notes to Financial Statements

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021
Note 1. Organization
Virtus Global Multi-Sector Income Fund (the ”Fund”) is a closed-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was formed as a statutory trust under the laws of the State of Delaware on August 23, 2011. The Fund commenced operations on February 23, 2012. The Fund’s investment objective is to maximize current income while preserving capital. There can be no assurance that the Fund will achieve its investment objective.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 applicable to Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
(“ NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities, and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method.
Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
C.	Income Taxes
It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of May 31, 2021, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
The Fund has a Managed Distribution Plan which provides for the Fund to make a monthly distribution of $0.10 per share during the period (the rate was reduced by $0.02 per share to $0.08 per share starting with the June 2021 distribution). Distributions may represent earnings from net investment income, realized capital gains, or, if necessary, return of capital. Shareholders should not draw any conclusions about the Fund’s investment performance from the terms of the Fund’s Managed Distribution Plan.
E.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
F.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
G.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
H.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser receives a fee at an annual rate of 0.95% of the Fund’s average daily Managed Assets, which is calculated daily and paid monthly. “Managed Assets” is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of leverage).
B.	Subadviser
Newfleet Asset Management, LLC (“Newfleet”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser of the Fund’s portfolio. The subadviser is responsible for the day-to-day portfolio management of the Fund for which it is paid a fee by the Adviser.
C.	Administration Services
Virtus Fund Services, LLC (“VFS”), an indirect, wholly-owned subsidiary of Virtus, serves as administrator to the Fund. For the services provided by the administrator under the Administration Agreement, the Fund pays the administrator an asset-based fee calculated on the Fund’s average daily Managed Assets. This fee is calculated daily and paid monthly.
For the period ended May 31, 2021, the Fund incurred administration fees totaling $96 which are included in the Statement of Operations within the line item “Administration and accounting fees.”
D.	Investments with Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the period ended May 31, 2021, the Fund did not engage in transactions pursuant to Rule 17a-7 under the 1940 Act.
E.	Trustees’ Fees
For the period ended May 31, 2021, the Fund incurred Trustees’ fees totaling $53, which are included in the Statement of Operations within the line item “Trustees’ fees and expenses.”

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
F.	Trustees’ Deferred Compensation Plan
The Fund provides a deferred compensation plan for its Trustees who receive compensation from the Fund. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at May 31, 2021.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term investments) during the period ended May 31, 2021, were as follows:
Purchases	Sales
$61,238	$63,743
Purchases and sales of long-term U.S. Government and agency securities during the period ended May 31, 2021, were as follows:
Purchases	Sales
$399	$3,099
Note 5. Federal Income Tax Information
($ reported in thousands)
At May 31, 2021, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$186,730	$7,638	$(5,214)	$2,424
The Fund has capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. The Fund’s capital loss carryovers are as follows:

Short-Term	Long-Term
$ (8,256)	$ (14,801)

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended November 30, 2020, the Fund deferred qualified late-year losses as follows:
Late Year Ordinary Losses Recognized	Capital Loss Deferred
$ — [1]	$ 29
[1]	Amount is less than $500.
Note 6. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, subsequent announcements by the FCA, the LIBOR administrator and other regulators indicate that it is possible that certain LIBORs may continue beyond 2021 and certain of the most widely used LIBORs may continue until mid-2023. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
The Fund borrows through its line of credit for the purpose of leveraging its portfolio. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.
Note 7. Borrowings
($ reported in thousands)
The Fund has a Credit Agreement (the “Agreement”), with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $72,000, which may be increased to $110,000 under certain circumstances (“Commitment Amount”). Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees accrued for the period ended May 31, 2021 were $25 and are included in the “Interest expense on borrowings” line of the Statement of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default.
For the period ended May 31, 2021, the average daily borrowings under the Agreement and the weighted daily average interest rate were $52,500 and 0.97%, respectively. At May 31, 2021, the amount of outstanding borrowings was as follows:
Outstanding Borrowings	Interest Rate
$52,500	0.94%
Note 8.  Indemnifications
Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.
Note 9. Capital Transactions
At May 31, 2021, the Fund had one class of common stock with no par value of which unlimited shares are authorized and 11,310,225 shares are outstanding.
Note 10. Regulatory Matters and Litigation
From time to time, the Fund, the Adviser, Newfleet, and/or their respective affiliates may be involved in litigation and arbitration as well as examinations and investigations by various

GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2021
regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, and laws and regulations affecting their activities. At this time, the Fund and the Adviser believe that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.
Note 11. Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following are the only subsequent events requiring recognition or disclosure in these financial statements.
On May 20, 2021, the Fund announced its monthly distribution rate starting with the June 2021 distribution was being reduced by $0.02 per share in order to provide a distribution rate that is more sustainable in the current environment of historically low interest rates.
On June 18, 2021, the Fund paid a distribution of $0.08 to shareholders of record on June 11, 2021. The distribution had an ex-dividend date of June 10, 2021.
On July 19, 2021, the Fund paid a distribution of $0.08 to shareholders of record on July 12, 2021. The distribution had an ex-dividend date of July 9, 2021.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

Results of Annual Meeting of Shareholders (Unaudited)
The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on May 19, 2021. The meeting was held for purposes of electing three (3) nominees to the Board of Trustees. The results were as follows:
Election of Trustees	Votes For	Votes Withheld
George R. Aylward	8,610,644.823	232,147.000
Connie D. McDaniel	8,297,264.823	545,527.000
Philip R. McLoughlin	8,271,528.823	571,263.000
Based on the foregoing, George R. Aylward, Connie D. McDaniel and Philip R. McLoughlin were re-elected to the Board of Trustees. The Fund’s other Trustees who continued in office are Donald C. Burke, Sidney Harris, John Mallin, Geraldine M. McNamara, James M. Oates*, James B. Rogers, Jr., R. Keith Walton, and Brian T. Zino.
*Mr. Oates resigned for personal reasons, effective June 30, 2021. Effective July 1, 2021, Sarah E. Cogan, Deborah A. DeCotis and F. Ford Drummond were appointed to the Board of Trustees.

GLOBAL MULTI-SECTOR INCOME FUND
101 Munson Street
Greenfield, MA 01301-9668
Board of Trustees
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James B. Rogers, Jr.
R. Keith Walton
Brian T. Zino
William R. Moyer, Advisory Member
Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Global Multi-Sector Income Fund
c/o Computershare Investor Services
P.O. Box 505005
Louisville, KY 40233-5005
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
8527	07-21

Item 2. Code of Ethics.

Response not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Response not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Response not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Response not required for semi-annual report.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Response not required for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Response not required for semi-annual report.

(b)

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)

Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid for the period ended May  31, 2021 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on August 26, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              Virtus Global Multi-Sector Income Fund

By (Signature and Title)*        /s/ George R. Aylward

                                                  George R. Aylward, President and Chief Executive Officer

                                                  (principal executive officer)

Date August 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ George R. Aylward

                                                  George R. Aylward, President and Chief Executive Officer

                                                  (principal executive officer)

Date August 5, 2021

By (Signature and Title)*        /s/ W. Patrick Bradley

                                                  W. Patrick Bradley, Executive Vice President,

                                                  Chief Financial Officer, and Treasurer

                                                  (principal financial officer)

Date August 5, 2021

* Print the name and title of each signing officer under his or her signature.